Trade and other payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	£ 3,535	£ 3,462
Wages and salaries	1,513	1,465
Social security	138	125
ViiV Healthcare put option	822	915
Other payables	438	420
Deferred income	153	171
Customer return and rebate accruals and payables	6,450	6,486
Other accruals	2,332	2,291
Trade and other payables	£ 15,381	£ 15,335